Borrowings	12 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
Borrowings
22	Borrowings

	2024	2025
	RMB’000	RMB’000
Non-current
Other borrowings
- secured	13,723	15,171
	13,723	15,171
Current
Bank borrowings
- secured	61,781	94,398

Other borrowings
- secured	10,434	34,683
	72,215	129,081
	85,938	144,252

The carrying amounts of borrowings approximate their fair values and are denominated in RMB. The effective interest rates on the borrowings from banks was 3.92% as at 31 December 2025.

Bank borrowings are secured by the following:

(i)	property, plant and equipment and investment properties of the Group (Note 12 and Note 14);

(ii)	personal properties provided by Dr. Zhou Pengwu and Ms. Ding Wenting (Note 29(d));

(iii)	personal guarantee provided by Dr. Zhou Pengwu, Dr. Zhou Yitao and Ms. Ding Wenting, Mr Zhou Xichun (Note 29(d)); and

(iv)	corporate guarantee provided by a related company controlled by Dr. Zhou Pengwu (Note 29(d)).

(v)	personal guarantee provided by Ms. Wu Binhua (Note 29(d)).

Other borrowings are secured by the following:

(i)	property, plant and equipment of the Group (Note 12).